T. ROWE PRICE Total Return Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  16.3%
Car Loan  4.4%
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 275 274
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 223 223
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 340 340
Ally Bank
Series 2026-B, Class D
5.352%, 6/15/34 (1) 470 469
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 80 81
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 100 100
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 100 100
ARI Fleet Lease Trust
Series 2026-B, Class B
4.74%, 2/15/35 (1) 140 139
ARI Fleet Lease Trust
Series 2026-B, Class C
4.90%, 2/15/35 (1) 110 109
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 33 33
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 82 82
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 140 140
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 410 412
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 195 191

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 4.943%, 12/26/31 (1) 101 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 58 58
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class E
7.17%, 5/16/33 (1) 1,600 1,599
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 519
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,212
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 217
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 231
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 979
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  95 95
CarMax Select Receivables Trust
Series 2026-B, Class D
5.80%, 10/15/32  270 272
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 231 229
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 220 221
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 313 315
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 455
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  125 123

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  280 276
Carvana Auto Receivables Trust
Series 2026-P1, Class C
5.28%, 8/10/32  1,275 1,260
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  490 494
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  875 870
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  265 264
Carvana Auto Receivables Trust
Series 2026-P3, Class D
6.08%, 8/10/34  400 399
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 370 369
Chase Auto Credit Linked Notes
Series 2026-1, Class C
5.085%, 7/25/34 (1) 243 243
Chase Auto Credit Linked Notes
Series 2026-1, Class E
6.306%, 7/25/34 (1) 340 340
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  66 66
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  225 224
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  150 149
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, 10/15/32  205 204
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  230 229
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  475 472

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  830 826
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 156
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 257
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 161 162
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 395 396
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 250 249
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 250 249
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class D
8.091%, 8/20/48 (1) 250 250
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 140 139
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 65 65
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 435 438
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 127 128
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 153 154
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 153 153
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 159 160

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class C
4.953%, 7/17/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class D
5.247%, 7/17/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class E
6.807%, 7/17/34 (1) 250 249
Santander Drive Auto Receivables Trust
Series 2026-1, Class C
4.26%, 4/15/32  800 787
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 137 137
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 115 116
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 43 43
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 96
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class B
4.89%, 5/20/33 (1) 290 288
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 100 99
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 100 100
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class C
5.09%, 8/20/31 (1) 495 493
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 970 959

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 90 89
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class C
4.80%, 12/20/30 (1) 820 812
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 995 991
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 19 19
Wheels Fleet Lease Funding
Series 2026-1A, Class C
4.93%, 4/18/39 (1) 100 99
25,333
Collateralized Mortgage Obligations  0.2%
GS Mortgage-Backed Securities Trust
Series 2026-HE2, Class M1, FRN
SOFR30A + 1.70%, 5.343%, 10/25/66  500 500
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 614
1,114
Credit Card  0.1%
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 120 120
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 100 100
Continental Finance Credit Card ABS Master Trust
Series 2025-A, Class A
5.40%, 12/17/35 (1) 155 153
Imprint Payments Credit Card Master Trust
Series 2026-A, Class B
5.32%, 7/15/30 (1) 175 175
Imprint Payments Credit Card Master Trust
Series 2026-A, Class C
5.71%, 7/15/30 (1) 100 100
648
Home Equity  1.7%
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 608 606

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2026-HB1, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 5/25/56 (1) 440 440
Angel Oak Mortgage Trust
Series 2026-HB1, Class M1, FRN
SOFR30A + 1.60%, 5.243%, 5/25/56 (1) 175 175
Deephaven Residential Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.45%, 5.089%, 9/25/56 (1) 1,380 1,380
Figre
Series 2026-FL2, Class A2, STEP
5.819%, 6/25/56 (1) 197 197
Figre
Series 2026-FL2, Class A3, STEP
5.919%, 6/25/56 (1) 144 144
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 3/25/56 (1) 808 808
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/25/56 (1) 645 644
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 11/25/56 (1) 940 941
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1B, FRN
SOFR30A + 1.60%, 5.243%, 11/25/56 (1) 351 351
JPMorgan Mortgage Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.45%, 5.089%, 9/20/56 (1) 1,310 1,313
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 396 392
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 2,298 2,287
9,678
Other Asset-Backed Securities  9.2%
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 995 995
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100 100
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 190 189

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 590 591
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class C
5.38%, 11/21/33 (1) 155 154
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class D
5.82%, 2/21/34 (1) 125 125
Anchorage Capital
Series 2026-22A, Class BR4, CLO, FRN
3M TSFR + 1.55%, 5.279%, 1/20/39 (1) 290 291
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.595%, 10/22/34 (1) 525 525
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 920 916
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 5.029%, 4/20/39 (1) 775 777
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 290 292
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.38%, 7/17/35 (1) 915 916
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.359%, 1/18/35 (1) 1,330 1,332
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.291%, 5/17/31 (1) 660 660
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.65%, 1/17/33 (1) 635 635
Benefit Street Partners XXXIV
Series 2024-34A, Class BR, CLO, FRN
3M TSFR + 1.52%, 5.276%, 7/25/39 (1) 820 820
Carlyle U.S.
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.217%, 7/25/38 (1) 250 250
Cedar Funding IX
Series 2018-9A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 7/20/37 (1) 670 670

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.553%, 4/15/30 (1) 706 706
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 270
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,225
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 176
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 210
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 100 99
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 145 144
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 133 135
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 178 182
Elmwood
Series 2024-6A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.19%, 7/17/39 (1) 560 560
Fortress Credit Bsl XI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 0.96%, 7/20/34 (1)(2) 935 935
Fortress Credit BSL XIV
Series 2021-5A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.284%, 10/23/34 (1) 250 250
Fortress Credit BSL XXV
Series 2024-2A, Class B2R, CLO, FRN
3M TSFR + 1.85%, 5.625%, 7/24/37 (1) 415 415
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,469 1,460

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 1,010 999
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class C
5.44%, 5/15/34 (1) 25 25
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/31 (1) 1,375 1,373
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,895 1,838
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 746 701
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 482 490
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 17 17
Hilton Grand Vacations Trust
Series 2026-2A, Class B
5.10%, 3/27/45 (1) 455 451
Hilton Grand Vacations Trust
Series 2026-2A, Class C
5.54%, 3/27/45 (1) 230 228
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 316 314
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,744 1,728
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 37 37
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 488 488
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 140
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 352

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Invesco
Series 2021-1AR, Class A1R, CLO, FRN
3M TSFR + 0.92%, 4/15/34 (1)(2) 1,879 1,879
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 937 871
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 961 953
KKR
Series 17, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.278%, 7/15/38 (1) 995 995
KKR
Series 2022-43A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.403%, 4/15/38 (1) 635 637
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.779%, 10/20/29 (1) 385 385
Magnetite XXIX
Series 2021-29AR, Class BR2, CLO, FRN
3M TSFR + 1.50%, 10/15/39 (1)(2) 475 475
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 36 36
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 393 395
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 435 435
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 121 121
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.283%, 1/22/38 (1) 1,655 1,656
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 101
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 117 117
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 410 406

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 840 833
Octane Recievables Trust
Series 2026-RVM1, Class B
5.18%, 6/20/47 (1) 100 100
Octane Recievables Trust
Series 2026-RVM1, Class C
5.54%, 6/20/47 (1) 100 100
Octane Recievables Trust
Series 2026-RVM1, Class D
6.06%, 6/20/47 (1) 100 100
OneMain Financial Issuance Trust
Series 2026-2A, Class C
5.47%, 1/14/38 (1) 415 414
OneMain Financial Issuance Trust
Series 2026-2A, Class D
5.91%, 1/14/38 (1) 560 558
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.593%, 7/30/37 (1) 1,495 1,497
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.207%, 8/8/32 (1) 470 470
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 750 747
Regatta X Funding
Series 2017-3A, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.406%, 7/17/37 (1) 585 585
RR 7
Series 2019-7A, Class A2R2, CLO, FRN
3M TSFR + 1.58%, 5.358%, 10/15/39 (1) 360 360
Sagard-Halseypoint
Series 2025-9A, Class A, CLO, FRN
3M TSFR + 1.29%, 5.019%, 4/20/38 (1) 1,330 1,331
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 714
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 4/20/37 (1) 590 591
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 858 867

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 1,600 1,577
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.279%, 7/20/34 (1) 1,190 1,190
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 237 243
Signal Peak
Series 2018-5A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.36%, 4/25/37 (1) 950 952
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 250 250
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 - 8/28/26,
Cost $128 (3)(4)(5) 137 150
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $1,348 (3)(4)(5) 1,348 1,014
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 132 131
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 864
Trinitas XVI
Series 2021-16AR, Class A1R2, CLO, FRN
3M TSFR + 0.94%, 7/20/34 (1)(2) 1,400 1,400
Trinitas XXIX
Series 2024-29A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.324%, 10/23/39 (1) 300 300
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 99
53,185
Residential Mortgage  0.1%
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 857 853
853
Student Loan  0.6%
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 252 248

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 839
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 534
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 344
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,147
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 153 145
3,257
Total Asset-Backed Securities
(Cost $94,582) 94,068
BANK LOANS  5.9% (6)
FINANCIAL INSTITUTIONS  1.2%
Banking  0.0%
Bond U.S. Bidco 1, FRN
3M TSFR + 3.50%, 7.244%, 5/7/33  160 161
161
Brokerage Asset Managers Exchanges  0.1%
Citadel Securities Global Holdings, FRN
3M TSFR + 2.00%, 5.661%, 6/10/33  315 315
Cub Financing Intermediate, FRN
3M TSFR + 4.25%, 8.009%, 8/5/33  125 126
HighTower Holding, FRN
3M TSFR + 2.75%, 6.573%, 2/3/32 (3) 190 190
631
Finance Companies  0.1%
VCI Asset Holdings 1
10.00%, 11/20/30  286 302
VCI Asset Holdings 3
6.875%, 4/24/31  100 100
402
Financial Other  0.0%
Insignia Financial, FRN
3M TSFR + 4.50%, 8.164%, 4/11/33 (3) 110 111
111

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance  1.0%
Acrisure , FRN
1M TSFR + 3.25%, 6.936%, 6/21/32  198 156
Alera Group, FRN
1M TSFR + 2.75%, 6.436%, 5/30/32  109 106
Alera Group, FRN
1M TSFR + 5.50%, 9.186%, 5/30/33  890 846
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.186%, 9/19/31  464 463
Asurion, FRN
3M TSFR + 4.25%, 8.073%, 9/19/30 (2) 358 355
Asurion, FRN
3M TSFR + 5.25%, 9.334%, 1/20/29  768 769
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.482%, 5/6/31  140 138
CRC Insurance Group, FRN
3M TSFR + 4.75%, 8.482%, 5/6/32  630 604
HUB International, FRN
3M TSFR + 2.25%, 5.984%, 6/20/30  441 442
Jones DesLauriers Insurance Management, FRN
3M TSFR + 3.00%, 6.823%, 2/2/33  482 475
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.686%, 7/2/31  231 228
OneDigital Borrower, FRN
1M TSFR + 5.25%, 8.936%, 7/2/32  954 901
5,483
Total Financial Institutions 6,788
INDUSTRIAL  4.6%
Basic Industry  0.1%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 6.436%, 8/18/30  197 198
Nouryon Finance, FRN
3M TSFR + 3.50%, 7.213%, 7/8/31  90 90
288
Capital Goods  0.7%
Charter Next Generation, FRN
1M TSFR + 2.50%, 6.147%, 11/29/30  724 726
Dwyer Instruments, FRN
3M TSFR + 2.50%, 5.875%, 7/25/33 (7) 110 110
Engineered Machinery Holdings, FRN
3M TSFR + 2.75%, 6.491%, 11/26/32  240 241
MI Windows & Doors, FRN
1M TSFR + 2.75%, 6.436%, 3/28/31  163 161
Pro Mach Group, FRN
1M TSFR + 2.50%, 6.186%, 10/15/32  468 470

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Quikrete Holdings, FRN
1M TSFR + 2.25%, 5.936%, 2/10/32  199 199
Resilience Parent, FRN
3M TSFR + 2.50%, 6.232%, 2/28/33  290 290
Resilience Parent, FRN
3M TSFR + 5.25%, 8.982%, 2/27/34 (3) 846 838
Sword Purchaser, FRN
1M TSFR + 4.00%, 7.686%, 4/9/33  415 410
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.704%, 4/30/30  152 152
TransDigm , FRN
1M TSFR + 2.50%, 6.186%, 8/19/32  288 289
TransDigm , FRN
1M TSFR + 2.50%, 6.186%, 2/13/33  311 312
4,198
Communications  0.9%
BCPE Pequod Buyer, FRN
1M TSFR + 2.75%, 6.436%, 11/25/31  188 187
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 7.801%, 8/21/28  231 231
CMG Media, FRN
3M TSFR + 3.50%, 7.332%, 6/18/29  323 305
CSC Holdings, FRN
3M USD PRIME + 1.50%, 6.45%, 4/15/27  943 556
Directv Financing, FRN
3M TSFR + 5.50%, 9.323%, 2/17/31  154 155
Discovery Global Holdings, FRN
1M TSFR + 2.50%, 6.186%, 6/3/33  1,184 1,186
E.W. Scripps, FRN
1M TSFR + 3.35%, 7.123%, 11/30/29  167 162
E.W. Scripps, FRN
1M TSFR + 5.75%, 9.523%, 6/30/28  144 144
iHeartCommunications , FRN
1M TSFR + 5.78%, 9.576%, 5/1/29  218 193
Lamar Media, FRN
1M TSFR + 1.50%, 5.186%, 9/23/32 (3) 200 200
Level 3 Financing, FRN
1M TSFR + 2.75%, 6.436%, 3/29/32  830 833
OAK-Eagle Acquireco , FRN
3M TSFR + 3.50%, 7.251%, 3/24/33  425 429
Radiate Holdco, FRN
1M TSFR + 3.50%, 8.801%, 9/25/29 (1.50% PIK and 1M TSFR +
3.50% Cash) (5) 309 271
Radiate Holdco, FRN
1M TSFR + 4.00%, 4.593%, 6/26/29 (7) 187 187

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sinclair Television Group, FRN
3M TSFR + 3.30%, 7.147%, 12/31/29  166 153
Townsquare Media, FRN
3M TSFR + 5.00%, 8.723%, 2/19/30  320 233
5,425
Consumer Cyclical  0.5%
Autokiniton U.S. Holdings, FRN
1M TSFR + 4.00%, 7.801%, 4/6/28  417 416
Caesars Entertainment, FRN
1M TSFR + 2.25%, 5.936%, 2/6/31  40 38
Carvana, FRN
1M TSFR + 2.25%, 5.936%, 8/15/33  300 298
Clarios Global, FRN
1M TSFR + 2.50%, 6.186%, 1/28/32  428 429
Delta 2, FRN
3M TSFR + 1.75%, 5.482%, 9/19/31  200 200
EG America, FRN
1M TSFR + 3.25%, 6.936%, 2/10/31  307 308
EOC Borrower, FRN
1M TSFR + 2.75%, 6.436%, 3/24/32  202 203
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 7.982%, 8/1/30  317 307
TKO Worldwide Holdings, FRN
3M TSFR + 1.75%, 5.507%, 11/21/31  280 279
Wand NewCo 3, FRN
1M TSFR + 2.50%, 6.186%, 1/30/31  175 174
2,652
Consumer Non-Cyclical  0.8%
1261229 B.C., FRN
1M TSFR + 6.25%, 9.936%, 10/8/30  470 467
Bausch + Lomb, FRN
1M TSFR + 3.75%, 7.436%, 1/15/31  717 721
Creek Parent, FRN
1M TSFR + 3.00%, 6.64%, 8/12/33 (3) 165 165
Hopper Merger Sub, FRN
3M TSFR + 2.25%, 5.995%, 4/7/33  330 326
Hopper Merger Sub, FRN
3M TSFR + 5.00%, 8.745%, 1/5/34 (3) 1,745 1,715
LifePoint Health, FRN
3M TSFR + 3.75%, 7.503%, 5/17/31  399 381
Opal U.S., FRN
3M TSFR + 2.50%, 6.232%, 4/28/32  774 778
Paradigm Parent, FRN
3M TSFR + 4.50%, 8.232%, 4/16/32  223 204
4,757

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Energy  0.3%
Calcasieu Pass Funding, FRN
6M TSFR + 3.25%, 6.954%, 4/11/33  215 217
Hilcorp Energy I, FRN
1M TSFR + 1.75%, 5.409%, 2/11/30  1,598 1,596
1,813
Industrial Other  0.1%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 6.74%, 5/21/31  345 346
346
Technology  1.2%
Applied Systems, FRN
3M TSFR + 2.25%, 5.982%, 2/24/31  346 341
Applied Systems, FRN
3M TSFR + 4.50%, 8.232%, 2/23/32  1,261 1,238
Ascend Learning, FRN
1M TSFR + 3.00%, 6.685%, 12/11/28  254 254
Athenahealth Group, FRN
1M TSFR + 3.25%, 6.936%, 2/16/32  213 213
Avalara, FRN
3M TSFR + 2.50%, 6.232%, 3/26/32  320 313
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.982%, 3/21/31  303 289
Coreweave Financing, FRN
1M TSFR + 4.50%, 3.811%, 11/15/31 (7) 196 198
Dayforce Bidco , FRN
3M TSFR + 3.00%, 6.823%, 2/4/33 (7) 145 140
Delta Topco, FRN
3M TSFR + 5.25%, 8.902%, 11/29/30  324 302
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.186%, 10/9/29  66 64
Ellucian Holdings, FRN
1M TSFR + 4.75%, 8.436%, 11/22/32  1,042 1,008
Epicor Software, FRN
1M TSFR + 2.75%, 6.436%, 5/30/31  298 291
Galileo Parent, FRN
3M TSFR + 4.50%, 8.118%, 3/3/33  305 306
Icon Parent, FRN
3M TSFR + 2.75%, 6.446%, 11/13/31  277 265
Kaseya, FRN
3M TSFR + 5.00%, 8.823%, 3/21/33  382 213
Lambda Compute II, FRN
1M TSFR + 3.00%, 12/31/30 (2) 55 55
McAfee, FRN
1M TSFR + 3.00%, 6.686%, 3/1/29  170 160

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 8.863%, 2/3/33  250 249
Proofpoint, FRN
3M TSFR + 4.50%, 8.249%, 8/31/30 (7) 258 255
QTS Thunder Managing Issuer, FRN
3M TSFR + 2.25%, 6.025%, 7/22/33  425 422
RealPage, FRN
3M TSFR + 3.00%, 6.994%, 4/24/28  194 191
UKG, FRN
3M TSFR + 2.25%, 6.073%, 2/10/31  199 193
6,960
Transportation  0.0%
Merlin Buyer, FRN
3M TSFR + 4.00%, 7.732%, 4/15/33  275 277
277
Total Industrial 26,716
UTILITY  0.1%
Electric  0.1%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.936%, 2/26/32  157 157
Talen Energy Supply, FRN
3M TSFR + 1.75%, 5.479%, 12/15/31  294 293
Total Utility 450
Total Bank Loans
(Cost $34,713) 33,954
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (8) 1 2
Total Industrial 2
Total Common Stocks
(Cost $4) 2
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.1%
Banking  0.1%
JPMorgan Chase Financial, 0.50%, 6/15/27  505 569
569
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 29 1
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 36 —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 57 —
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 57 —
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 72 —
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 72 —
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 135 1
2
Total Financial Institutions 571
INDUSTRIAL  0.0%
Communications  0.0%
Cable One, 1.125%, 3/15/28  220 98
98
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  85 97
97
Total Industrial 195
Total Convertible Bonds
(Cost $917) 766
CONVERTIBLE PREFERRED STOCKS  0.4%
FINANCIAL INSTITUTIONS  0.0%
Brokerage Asset Managers Exchanges  0.0%
Ares Management, Series B, 6.75%, 10/1/27  3 142
Total Financial Institutions 142
INDUSTRIAL  0.3%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  3 185
185
Consumer Non-Cyclical  0.1%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $370 (3)(4) — 387
387
Technology  0.2%
Alphabet, Series A, 6.25%, 5/15/29  9 447
Alphabet, Series B, 6.25%, 5/15/29  9 443
890
Total Industrial 1,462

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Acrisure , Series A-2, Acquisition Date: 5/20/25, Cost $500 (3)(4)(8) 21 657
Total Miscellaneous 657
UTILITY  0.0%
Electric  0.0%
Southern, Series A, 7.125%, 12/15/28  4 189
Total Utility 189
Total Convertible Preferred Stocks
(Cost $2,263) 2,450
CORPORATE BONDS  24.1%
FINANCIAL INSTITUTIONS  7.1%
Banking  3.2%
Banco Santander, 2.749%, 12/3/30  200 180
Bank of America, VR, 5.015%, 7/22/33 (9) 935 923
Bank of America, VR, 5.464%, 5/9/36 (9) 685 682
Bank of America, VR, 5.468%, 1/23/35 (9) 614 615
Barclays, VR, 5.586%, 6/26/37 (9) 460 448
Barclays, VR, 5.785%, 2/25/36 (9) 200 200
CaixaBank , VR, 6.037%, 6/15/35 (1)(9) 600 613
Citigroup, VR, 5.174%, 9/11/36 (9) 330 321
Citigroup, VR, 6.02%, 1/24/36 (9) 585 589
Citigroup, VR, 6.27%, 11/17/33 (9) 910 954
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (9) 560 536
Fifth Third Bank, VR, 5.332%, 8/25/33 (9) 900 884
Goldman Sachs Group, VR, 4.939%, 10/21/36 (9) 620 586
Goldman Sachs Group, VR, 5.655%, 7/21/37 (9) 405 401
Goldman Sachs Group, Series AA, VR, 6.50% (9)(10) 885 877
HSBC Holdings, VR, 4.675%, 3/10/32 (9) 473 461
HSBC Holdings, VR, 5.729%, 8/14/37 (9) 405 401
HSBC Holdings, VR, 5.733%, 5/17/32 (9) 705 716
ING Groep , VR, 5.42%, 3/23/37 (9) 445 435
Intesa Sanpaolo, VR, 4.198%, 6/1/32 (1)(9) 1,285 1,203
Ipoteka -Bank ATIB, 6.45%, 10/9/30  430 433
JPMorgan Chase, VR, 4.81%, 10/22/36 (9) 430 408
JPMorgan Chase, VR, 5.148%, 4/23/37 (9) 415 402
JPMorgan Chase, VR, 5.717%, 9/14/33 (9) 1,150 1,166
Morgan Stanley, VR, 5.17%, 7/14/32 (9) 525 521
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 160 157
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9) 235 232

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 5.701%, 6/5/37 (9) 560 546
Societe Generale, VR, 5.40%, 8/8/34 (1)(9) 635 618
Societe Generale, VR, 5.50%, 4/13/29 (1)(9) 995 1,001
Standard Chartered, VR, 3.603%, 1/12/33 (1)(9) 200 181
Standard Chartered, VR, 5.846%, 8/13/37 (1)(9) 315 313
Wells Fargo, VR, 6.491%, 10/23/34 (9) 600 636
18,639
Brokerage Asset Managers Exchanges  0.4%
Focus Financial Partners, 7.25%, 9/15/31 (1) 300 303
Hightower Holding, 9.125%, 1/31/30 (1) 140 145
Is Yatirim Menkul Degerler , Series 92, 11/27/26 (TRY)  90,410 1,696
Osaic Holdings, 8.00%, 8/1/33 (1) 155 159
2,303
Finance Companies  1.4%
Ares Capital, 5.10%, 1/15/31  40 39
Ares Capital, 5.25%, 4/12/31  279 270
Ares Capital, 5.55%, 1/15/30  305 302
Ares Capital, 5.80%, 3/8/32 (11) 65 64
Ares Capital, 5.95%, 7/15/29  87 88
Ares Strategic Income Fund, 5.45%, 9/9/28  175 174
Blackstone Private Credit Fund, 5.25%, 4/1/30  495 479
Blackstone Private Credit Fund, 5.60%, 11/22/29  112 110
Blackstone Private Credit Fund, 6.20%, 11/15/31  290 287
Blackstone Secured Lending Fund, 5.25%, 9/4/29  200 197
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $530 (3)(4) 530 526
Cobra AcquisitionCo , 12.25%, 11/1/29 (1) 125 127
Golub Capital Private Credit Fund, 5.875%, 5/1/30  1,027 1,008
Hercules Capital, 6.30%, 7/24/31  185 184
MidCap Financial, 5.735%, 4/15/29, Acquisition Date: 12/22/25,
Cost $650 (1)(4) 650 661
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 400 401
Navient, 5.625%, 8/1/33 (11) 148 128
Navient, 7.875%, 6/15/32  184 179
Navient, 9.375%, 7/25/30  235 247
Navient, 9.375%, 10/15/31  260 267
Navient, 11.50%, 3/15/31  195 211
OneMain Finance, 7.50%, 5/15/31  115 118
Rocket, 6.50%, 6/15/34 (1) 240 244
Sixth Street Lending Partners, 5.75%, 1/15/30  185 183
Sixth Street Lending Partners, 6.125%, 7/15/30  296 296
Sixth Street Specialty Lending, 5.625%, 8/15/30  299 296
Sixth Street Specialty Lending, 5.65%, 8/15/31  547 532

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UWM Holdings, 6.625%, 2/1/30 (1) 305 285
7,903
Financial Other  0.7%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 640 626
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250 244
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (9) 150 151
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 553 580
HAT Holdings I, 3.75%, 9/15/30 (1) 1,125 1,044
Howard Hughes, 5.875%, 3/1/32 (1) 185 182
Howard Hughes, 6.125%, 3/1/34 (1) 321 315
Intercorp Peru, 5.60%, 7/16/33 (1)(11) 280 280
Lumo Kodit , 3.875%, 3/12/32 (EUR)  265 299
Petit Forestier Note, Series C, 5.43%, 6/10/30, Acquisition Date:
4/30/26, Cost $250 (3)(4) 250 250
3,971
Insurance  0.6%
Aspen Insurance Holdings, 5.75%, 7/1/30  305 310
Asurion, 8.00%, 12/31/32 (1) 420 418
Asurion, 8.375%, 2/1/34 (1) 180 162
CRC Insurance Group, 7.125%, 6/1/31 (1) 155 155
GA Global Funding Trust, 5.50%, 4/1/32 (1) 830 815
HUB International, 7.25%, 6/15/30 (1) 230 237
HUB International, 7.375%, 1/31/32 (1) 185 190
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (1)(11) 485 458
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 115 119
UnitedHealth Group, 5.30%, 6/15/35  315 313
UnitedHealth Group, 5.95%, 6/15/55 (11) 180 176
3,353
Real Estate Investment Trusts  0.5%
Aedifica , 0.875%, 12/2/30 (EUR)  300 308
Brixmor Operating Partnership, 4.85%, 2/15/33  100 97
Brixmor Operating Partnership, 5.20%, 4/1/32  145 144
Brixmor Operating Partnership, 5.375%, 6/15/36  360 350
FIBRA Prologis, 5.50%, 11/26/35 (1) 260 250
MPT Operating Partnership, 8.50%, 2/15/32 (1) 185 187
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  300 337
Service Properties Trust, 8.625%, 11/15/31 (1) 335 351
Service Properties Trust, Zero Coupon, 9/30/27 (1) 210 198
Ventas Realty, 5.10%, 7/15/32  600 595
2,817
Reits  0.3%
GELF Bond Issuer I, 3.625%, 11/27/31 (EUR)  775 876
Kilroy Realty, 2.65%, 11/15/33  147 118
Kilroy Realty, 5.875%, 10/15/35  300 290

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Kilroy Realty, 6.25%, 1/15/36  200 198
SELP Finance, 3.875%, 4/21/31 (EUR)  260 300
1,782
Total Financial Institutions 40,768
INDUSTRIAL  14.5%
Basic Industry  0.7%
Anglo American Capital, 5.00%, 3/21/33 (1) 490 479
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 130 138
Bond U.S. Bidco 1, 7.125%, 6/15/33 (1) 400 406
Celanese U.S. Holdings, 7.379%, 7/15/32  195 204
Ecolab, 5.15%, 6/15/33  375 373
GC Treasury Center, VR, 6.50% (1)(9)(10) 200 199
Hybar , 7.375%, 7/1/34 (1) 155 158
Nutrien , 4.85%, 5/29/31  420 416
Nutrien , 5.25%, 3/12/32  68 68
Nutrien , 5.40%, 6/21/34  34 34
Sasol Financing USA, 8.75%, 4/10/33  270 284
SNF Group, 4.50%, 3/15/32 (EUR)  505 593
U.S. Steel, 5.20%, 8/1/31 (1) 200 198
U.S. Steel, 5.70%, 8/1/36 (1) 275 269
Vylor , 5.625%, 8/15/36 (1) 200 200
WS Escrow, 7.75%, 6/1/33 (1) 55 57
4,076
Capital Goods  1.0%
Axon Enterprise, 6.125%, 3/15/30 (1) 90 92
Axon Enterprise, 6.25%, 3/15/33 (1) 240 244
Boeing, 3.75%, 2/1/50  879 611
Boeing, 6.858%, 5/1/54  1,320 1,413
Eaton, 4.80%, 3/6/36  200 191
Flowserve, 5.70%, 5/15/36  362 357
Martin Marietta Materials, 5.20%, 1/30/32  175 175
Martin Marietta Materials, 5.40%, 1/30/34  195 195
Quikrete Holdings, 6.375%, 3/1/32 (1) 155 157
Quikrete Holdings, 6.75%, 3/1/33 (1) 141 143
Regal Rexnord, 6.05%, 4/15/28  53 54
Regal Rexnord, 6.30%, 2/15/30  700 721
Sword Purchaser, 8.25%, 4/15/33 (1) 225 233
Sword Purchaser, 10.50%, 4/15/34 (1) 125 130
TransDigm , 6.125%, 7/31/34 (1) 135 133
TransDigm , 6.75%, 1/31/34 (1) 185 188
TransDigm , 7.125%, 12/1/31 (1) 460 476
Xylem, 5.20%, 6/1/33  135 134
5,647

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  3.3%
Altice France, 6.875%, 10/15/30 (1) 155 152
AT&T, 4.55%, 11/1/32  395 379
AT&T, 5.25%, 10/30/36  630 603
AT&T, 6.20%, 10/30/56  630 591
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 320 324
Beignet Investor, 6.581%, 5/30/49 (1) 1,015 973
CCO Holdings, 4.50%, 6/1/33 (1) 140 121
CCO Holdings, 7.00%, 2/1/33 (1) 260 254
CCO Holdings, 7.375%, 3/1/31 (1)(11) 135 137
CCO Holdings, 7.375%, 2/1/36 (1)(11) 175 169
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 409
Charter Communications Operating, 6.384%, 10/23/35  330 322
Charter Communications Operating, 6.55%, 6/1/34  166 166
Charter Communications Operating, 7.85%, 8/15/56  700 711
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 115 118
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 95 100
CMG Media, 8.875%, 6/18/29 (1) 620 476
Connect Finco , 9.00%, 9/15/29 (1) 290 304
CSC Holdings, 5.50%, 4/15/27 (1)(11) 430 249
CSC Holdings, 11.25%, 5/15/28 (1) 200 111
CSC Holdings, 11.75%, 1/31/29 (1) 200 110
Directv Financing, 9.25%, 6/1/32 (1) 150 157
Directv Financing, 10.00%, 2/15/31 (1) 175 185
Discovery Global Holdings, 4.279%, 3/15/32  15 14
Discovery Global Holdings, 5.05%, 3/15/42  240 175
DISH DBS, 5.75%, 12/1/28 (1)(8) 170 167
DISH DBS, 7.375%, 7/1/28 (8) 260 256
E.W. Scripps, 9.875%, 8/15/30 (1) 215 194
EchoStar, 10.75%, 11/30/29  615 664
Gray Media, 9.625%, 7/15/32 (1) 210 216
Level 3 Financing, 6.875%, 6/30/33 (1) 100 102
Level 3 Financing, 7.00%, 3/31/34 (1) 405 414
Meta Platforms, 5.50%, 11/15/45  550 477
NTT Finance, 5.171%, 7/16/32 (1) 225 221
OAK-Eagle Acquireco , 7.25%, 7/1/33 (1) 222 231
OAK-Eagle Acquireco , 8.75%, 7/1/34 (1) 150 159
Rogers Communications, 3.80%, 3/15/32  1,310 1,204
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 92
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,812
Sirius XM Radio, 5.875%, 4/15/32 (1) 200 197
Sopaipilla Investor, 7.534%, 11/30/48 (1) 850 870
Space Exploration Technologies, 5.65%, 7/15/33 (1) 760 732

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Space Exploration Technologies, 6.65%, 7/15/56 (1) 525 467
Stagwell Global, 5.625%, 8/15/29 (1) 205 200
T-Mobile USA, 5.00%, 2/15/36  925 879
T-Mobile USA, 5.70%, 1/15/56  275 246
Time Warner Cable, 7.30%, 7/1/38  91 91
Univision Communications, 8.50%, 7/31/31 (1) 130 131
Univision Communications, 9.375%, 8/1/32 (1) 140 143
Veon Midco, 6.95%, 6/1/31 (1) 620 620
Viasat , 7.50%, 5/30/31 (1) 140 141
19,236
Consumer Cyclical  1.9%
Advance Auto Parts, 7.00%, 8/1/30 (1) 105 107
Advance Auto Parts, 7.375%, 8/1/33 (1) 290 297
Amazon.com, 6.10%, 7/9/56  595 574
AutoZone, 4.95%, 7/15/31  230 228
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(5) 256 283
Clarios Global, 6.75%, 2/15/30 (1) 150 154
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  525 598
Ferrari, 3.625%, 5/21/30 (EUR)  275 320
Flutter Treasury, 5.875%, 6/4/31 (1) 200 197
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 663
Ford Motor Credit, 5.73%, 9/5/30  315 315
General Motors Financial, 5.10%, 9/15/31  595 589
General Motors Financial, 5.45%, 1/8/36  190 185
General Motors Financial, 6.10%, 1/7/34  504 517
General Motors Financial, 6.40%, 1/9/33  181 189
GLP Capital, 3.25%, 1/15/32  176 155
GLP Capital, 4.00%, 1/15/31  353 330
GLP Capital, 5.25%, 2/15/33  645 621
Hyundai Capital America, 5.25%, 6/21/33 (1) 235 231
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 201
Match Group Holdings II, 6.125%, 9/15/33 (1) 195 192
Mercedes-Benz Finance North America, 5.45%, 8/4/33 (1) 875 867
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $395 (3)(4) 395 395
Nissan Motor, 7.50%, 7/17/30 (1) 285 293
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 195 192
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 105
Rivian Holdings, 10.00%, 1/15/31 (1) 545 558
Royal Caribbean Cruises, 5.55%, 1/20/34  440 437
Six Flags Entertainment, 8.625%, 1/15/32 (1) 195 198
VICI Properties, 5.40%, 10/15/31  590 586
Voyager Parent, 9.25%, 7/1/32 (1) 139 149
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 188

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
ZF North America Capital, 7.50%, 3/24/31 (1) 285 292
11,206
Consumer Non-Cyclical  1.9%
1261229 B.C., 10.00%, 4/15/32 (1) 330 343
Augusta SpinCo, 4.945%, 3/23/33  185 181
Augusta SpinCo, 5.245%, 3/23/36  335 327
BAT Capital, 5.35%, 8/15/32  470 472
BAT Capital, 5.55%, 8/5/36  340 337
Bayer U.S. Finance, 5.375%, 7/20/33 (1) 260 257
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 406
Bon Secours Mercy Health, 3.464%, 6/1/30  230 220
CHS, 9.75%, 1/15/34 (1) 180 184
CHS, 10.875%, 1/15/32 (1) 169 179
CommonSpirit Health, 2.782%, 10/1/30  56 51
CVS Health, 5.625%, 2/21/53  725 652
CVS Health, VR, 6.75%, 12/10/54 (9) 607 623
CVS Health, VR, 7.00%, 3/10/55 (9) 185 191
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  270 311
Health & Happiness International Holdings, 9.125%, 7/24/28  330 348
Icon Investments Six, 5.421%, 8/13/31 (1) 300 299
Imperial Brands Finance, 5.50%, 7/7/36 (1) 370 359
Imperial Brands Finance, 5.625%, 7/1/35 (1) 630 621
LifePoint Health, 7.00%, 5/1/34 (1) 265 249
LifePoint Health, 10.00%, 6/1/32 (1)(11) 573 555
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  515 596
Medline Borrower, 5.25%, 6/15/33 (1) 705 693
Medline Borrower, 6.25%, 4/1/29 (1) 123 125
Newell Brands, 6.25%, 8/15/31 (1) 300 301
Newell Brands, 6.625%, 5/15/32 (11) 145 148
Newell Brands, 8.50%, 6/1/28 (1) 107 112
Opal Bidco , 6.50%, 3/31/32 (1) 445 450
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%, 4/17/32 (1) 185 174
Sutter Health, Series 2025, 5.213%, 8/15/32  150 150
Sutter Health, Series 2025, 5.537%, 8/15/35  460 464
Wolfspeed , 13.875%, 6/23/30, (9.875% Cash and 4.00% PIK until
6/23/26 then 13.875 Cash to maturity) (1)(5) 239 262
10,640
Energy  2.4%
AmeriGas Partners, 9.50%, 6/1/30 (1) 85 90
Breakwater Energy Holdings, 9.25%, 11/15/30 (1) 250 266
BX Frontier Member, 6.60%, 12/31/60, Acquisition Date: 3/12/26,
Cost $546 (3)(4) 546 546
Cheniere Energy, 5.20%, 7/30/36 (1) 1,285 1,239
Cheniere Energy Partners, 3.25%, 1/31/32  105 95

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cheniere Energy Partners, 5.55%, 10/30/35  326 324
Cheniere Energy Partners, 5.75%, 8/15/34  43 44
Cheniere Energy Partners, 5.95%, 6/30/33  17 17
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 250 241
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 265 261
Comstock Resources, 6.75%, 3/1/29 (1) 145 144
Crescent Energy Finance, 7.375%, 1/15/33 (1) 337 344
Crescent Energy Finance, 7.625%, 4/1/32 (1) 125 128
Crescent Energy Finance, 9.75%, 10/15/30 (1) 195 205
Diamondback Energy, 5.40%, 4/18/34  653 652
FS Luxembourg, 8.625%, 6/25/33 (11) 500 466
Harbour Energy Finance 2, 6.327%, 4/1/35 (1) 1,670 1,686
Hilcorp Energy I, 8.375%, 11/1/33 (1) 529 561
Matador Resources, 6.00%, 4/15/34 (1) 200 196
Matador Resources, 6.25%, 4/15/33 (1) 185 185
National Fuel Gas, 4.75%, 5/15/29  105 104
National Fuel Gas, 5.05%, 10/15/31  295 290
NGL Energy Operating, 8.375%, 2/15/32 (1) 155 162
ONEOK, 5.05%, 11/1/34  588 567
ONEOK, 6.05%, 9/1/33  638 658
Permian Resources Operating, 6.25%, 2/1/33 (1) 190 193
Prairie Acquiror, 9.00%, 8/1/29 (1) 140 145
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(8)(12) 760 430
Raizen Fuels Finance, 6.25%, 7/8/32 (8)(12) 300 173
Rio Grande LNG, 6.15%, 6/30/41 (1) 615 597
SM Energy, 9.625%, 6/15/33 (1) 370 408
Sunoco, 7.25%, 5/1/32 (1) 100 103
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 95 98
Transocean Aquila, 8.00%, 9/30/28 (1) 89 91
Transocean International, 7.875%, 10/15/32 (1) 60 63
Transocean International, 8.25%, 5/15/29 (1) 70 73
Transocean International, 8.75%, 2/15/30 (1) 131 137
Vaca Muerta , FRN, 6M TSFR + 5.38%, 9.335%, 7/8/30, Acquisition
Date: 12/1/25, Cost $340 (4) 340 344
Venture Global LNG, 9.50%, 2/1/29 (1) 235 253
Venture Global LNG, VR, 9.00% (1)(9)(10) 550 557
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 110 114
Venture Global Plaquemines LNG, 6.50%, 6/15/34 (1) 110 114
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 180 195
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 475 528
14,087
Industrial Other  0.2%
Albion Financing 1, 7.00%, 5/21/30 (1) 200 206
Booz Allen Hamilton, 5.95%, 4/15/35 (11) 610 605

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Green Palm Bidco , 5.957%, 6/30/41 (1) 500 491
1,302
Technology  2.9%
Accenture Capital, 5.00%, 7/10/31  545 543
APLD ComputeCo 2, 6.75%, 3/15/31 (1) 320 308
AthenaHealth Group, 6.50%, 2/15/30 (1) 210 205
Beacon Point DC, 6.129%, 11/30/42 (1) 278 264
Big Sky Funding, 5.75%, 7/20/31 (1) 36 36
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date:
7/9/26, Cost $3 (3)(4) 3 3
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 249 234
Cloud Software Group, 9.00%, 9/30/29 (1) 240 241
Edged Compute, 7.50%, 4/30/31 (1) 350 332
Experian Finance U.S., 5.35%, 8/24/36 (1) 340 331
Fidelity National Information Services, 4.80%, 3/10/31  720 705
Fiserv, 4.20%, 10/1/28  230 227
Fiserv, 4.55%, 2/15/31  1,660 1,603
Fiserv, 5.375%, 8/21/28  215 217
Flash Compute, 7.25%, 12/31/30 (1) 189 190
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200 204
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200 205
Foundry JV Holdco, 6.40%, 1/25/38 (1) 870 902
HUT 8 DC, 6.192%, 11/15/42 (1) 695 675
Intel, 5.30%, 5/15/36  195 188
Kaspi.KZ, 6.25%, 3/26/30 (1) 770 779
McAfee, 7.375%, 2/15/30 (1) 205 186
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 470 447
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 136 139
Neptune Bidco U.S., 9.50%, 2/15/33 (1) 90 92
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 425 447
Oracle, 3.60%, 4/1/40  45 31
Oracle, 3.60%, 4/1/50  100 58
Oracle, 3.95%, 3/25/51  92 56
Oracle, 5.20%, 9/26/35  290 260
Oracle, 5.70%, 2/4/36  631 583
Oracle, 5.95%, 9/26/55  680 540
Oracle, 6.70%, 2/4/56  195 172
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 215 199
QTS Central Issuer, 6.625%, 9/1/31 (1) 190 187
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 950 860
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 920 875
Salesforce, 2.90%, 7/15/51  223 126
Salesforce, 6.55%, 3/15/56  640 624

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $670 (3)(4) 670 670
Synopsys, 5.70%, 4/1/55  595 551
UKG, 6.875%, 2/1/31 (1) 165 163
WULF Compute, 7.75%, 10/15/30 (1) 500 520
Yondr JK 1, 6.875%, 6/30/31 (1) 315 295
16,473
Transportation  0.2%
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 190 196
Heathrow Funding, 1.875%, 3/14/34 (EUR)  578 568
Heathrow Funding, 3.875%, 1/16/36 (EUR)  120 132
896
Total Industrial 83,563
UTILITY  2.5%
Electric  2.3%
AES, 5.75%, 7/15/33  145 143
AES, 5.80%, 3/15/32  1,015 1,018
Alpha Generation, 6.75%, 10/15/32 (1) 170 171
CFE Fibra , 5.875%, 9/23/40 (1) 194 188
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 283 284
CHPE, 5.10%, 6/30/33 (1) 185 181
CHPE, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $200 (3)(4) 200 200
Constellation Energy Generation, 3.75%, 3/1/31  232 219
Constellation Energy Generation, 4.625%, 2/1/29  195 193
Constellation Energy Generation, 5.00%, 2/1/31  199 197
Dominion Energy, VR, 6.15%, 12/15/56 (9) 270 267
Edison International, 5.00%, 5/5/28  250 250
Entergy, VR, 6.50%, 12/15/56 (9) 335 334
Eversource Energy, 5.95%, 7/15/34  420 431
FirstEnergy, 2.65%, 3/1/30  640 590
FirstEnergy, Series B, 2.25%, 9/1/30  116 104
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 270 264
FirstEnergy Transmission, 5.00%, 1/15/35  230 222
Kentucky Utilities, 5.85%, 8/15/55  70 67
Louisville Gas & Electric, 5.85%, 8/15/55  70 67
NextEra Energy Capital Holdings, Series CC, VR, 6.625%,
10/1/66 (9) 340 332
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 420 413
NRG Energy, 5.875%, 5/15/34 (1) 265 258
NRG Energy, 6.00%, 1/15/36 (1) 180 175
NRG Energy, VR, 10.25% (1)(9)(10) 265 281
Pacific Gas & Electric, 3.50%, 8/1/50  250 159

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.95%, 7/1/50  240 191
Pacific Gas & Electric, 5.05%, 10/15/32  715 699
PacifiCorp, VR, 7.125%, 8/15/56 (9) 365 361
PG&E, VR, 6.85%, 9/15/56 (9) 85 83
PG&E, VR, 7.375%, 3/15/55 (9) 189 190
RWE Finance U.S., 5.125%, 9/18/35 (1) 371 354
RWE Finance U.S., 5.875%, 4/16/34 (1) 525 531
Southern California Edison, 4.80%, 3/15/33  420 403
Southern California Edison, 4.95%, 9/15/31  440 431
Talen Energy Supply, 6.125%, 5/1/31 (1) 120 120
Talen Energy Supply, 6.25%, 2/1/34 (1) 270 265
Talen Energy Supply, 6.50%, 2/1/36 (1) 65 64
Vistra , Series C, VR, 8.875% (1)(9)(10) 1,530 1,630
Vistra Operations, 5.70%, 12/30/34 (1) 19 19
Vistra Operations, 6.95%, 10/15/33 (1) 570 606
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 325 344
13,299
Natural Gas  0.2%
APA Infrastructure, 5.125%, 9/16/34 (1) 270 261
Boston Gas, 6.119%, 7/20/53 (1) 365 348
Sempra, 5.25%, 3/15/36  165 159
Southern California Gas, 5.45%, 6/15/35  310 309
Southern California Gas, Series GGG, 5.50%, 9/1/36  250 248
1,325
Total Utility 14,624
Total Corporate Bonds
(Cost $140,758) 138,955
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  4.5%
Government Guarantee  0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  1,215 1,488
1,488
Owned No Guarantee  0.6%
Comision Federal de Electricidad , 6.045%, 1/28/34 (1) 720 703
Export-Import Bank of India, 2.25%, 1/13/31 (1) 665 588
Mexico City Airport Trust, 3.875%, 4/30/28 (1) 200 196
Petroleos Mexicanos , 10.00%, 2/7/33  1,435 1,677
3,164
Sovereign  3.1%
Commonwealth of Bahamas, 8.25%, 6/24/36 (1) 370 410
Dominican Republic, 4.875%, 9/23/32 (1) 1,275 1,202
El Salvador Government International Bond, 7.65%, 6/15/35 (1) 1,175 1,221

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Honduras Government International Bond, 6.40%, 7/29/36 (1) 450 453
Kingdom of Morocco, 2.00%, 9/30/30 (EUR) (11) 560 602
Republic of Angola, 9.375%, 3/31/33 (1) 655 681
Republic of Argentina, 1.00%, 7/9/29  639 572
Republic of Argentina, STEP, 4.125%, 7/9/35  1,440 1,091
Republic of Chile, 3.10%, 5/7/41  1,240 914
Republic of Colombia, 7.75%, 11/7/36  1,210 1,288
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 1,250 1,522
Republic of Ecuador, 8.75%, 1/29/34 (1) 940 940
Republic of Montenegro, 7.25%, 3/12/31 (1) 1,555 1,628
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 370 426
Republic of Romania, 5.75%, 7/4/36 (1) 300 282
Republic of Romania, 6.625%, 2/17/28  594 605
Republic of Romania, 6.625%, 5/16/36 (1) 978 979
Republic of Serbia, 5.50%, 5/6/36 (1) 1,270 1,215
Republic of Serbia, 6.25%, 5/26/28  585 595
Trinidad & Tobago Government International Bond, 6.20%,
7/16/38 (1) 320 317
United Mexican States, 6.125%, 2/9/38  620 598
United Mexican States, 6.25%, 8/27/37  470 462
18,003
Treasuries  0.5%
Federal Republic of Nigeria OMO Bill, Series 134D, 19.579%,
11/3/26 (NGN)  2,730,000 1,973
Federal Republic of Nigeria OMO Bill, Series 140D, 21.501%,
9/15/26 (NGN)  1,525,000 1,132
3,105
Total Foreign Government Obligations & Municipalities
(Cost $25,397) 25,760
MUNICIPAL SECURITIES  0.4%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 2,857 2,036
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 67
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 63
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 70

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  39 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 81
Total Municipal Securities
(Cost $2,091) 2,481
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  10.1%
Collateralized Mortgage Obligations  6.9%
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,331 1,327
Angel Oak Mortgage Trust
Series 2025-3, Class A1, CMO, STEP, 5.42%, 3/25/70 (1) 118 118
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.37%, 9/25/29, Acquisition
Date: 8/29/24, Cost $265 (3)(4) 265 266
Bayview Opportunity Master Fund VI Trust
Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1) 497 436
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1) 262 259
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 334 317
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1) 414 410
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 89 77
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 818 705
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1) 494 488
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 20 14
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.843%, 10/25/70 (1) 364 365
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 1/25/45 (1) 91 91
Connecticut Avenue Securities Trust
Series 2025-R02, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 2/25/45 (1) 575 575
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 9/25/45 (1) 170 170

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.693%, 2/25/46 (1) 389 389
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 4/25/46 (1) 862 862
Connecticut Avenue Securities Trust
Series 2026-R04, Class 2M1, CMO, ARM, SOFR30A + 1.15%,
4.793%, 7/25/46 (1) 366 367
Cross
Series 2026-NQM6, Class A2, CMO, STEP, 5.521%, 5/25/71 (1) 305 301
Cross Mortgage Trust
Series 2024-H2, Class A1, CMO, STEP, 6.093%, 4/25/69 (1) 51 51
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 597 594
Cross Mortgage Trust
Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1) 2,053 2,050
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 342 340
Cross Mortgage Trust
Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1) 1,216 1,205
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 457 454
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 262 263
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 397 394
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 258 257
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 275 273
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.845%, 10/25/70 (1) 178 178
EFMT
Series 2025-NQM3, Class A1, CMO, STEP, 5.494%, 8/25/70 (1) 1,219 1,214
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 272 269
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 163 161
EFMT
Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1) 284 282
EFMT
Series 2026-NQM4, Class A2, CMO, STEP, 5.669%, 4/25/71 (1) 809 803
FIGRE Trust
Series 2026-HE6, Class B, CMO, ARM, 5.741%, 6/25/56 (1) 383 379

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.956%, 10/25/47 (1) 192 175
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 42 37
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.66%, 12/25/46 (1) 41 41
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 25 22
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1) 1,052 1,045
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,174 939
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 325 323
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 476 468
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1) 768 764
HOMES Trust
Series 2026-NQM3, Class A2, CMO, STEP, 5.465%, 4/27/71 (1) 584 577
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 786 657
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 6.04%, 6/25/67 (1) 947 937
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 51 45
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 58 52
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 202 172
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 982 956
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
4.989%, 3/20/56 (1) 151 152
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 1,237 1,232
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 106 101
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 120 119
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 145 144
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NEW2, Class A1, CMO, ARM, 5.764%, 8/25/71 (1) 145 145

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 415 409
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 490 487
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 397 393
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 491 484
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 462 460
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1) 399 397
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 22 21
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 63 58
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 18 15
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 36 30
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 283 242
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.688%, 3/25/53 (1) 242 240
OBX Trust
Series 2025-NQM14, Class A1B, CMO, STEP, 5.162%, 7/25/65 (1) 729 723
OBX Trust
Series 2026-NQM4, Class A1B, CMO, STEP, 5.173%, 2/25/66 (1) 103 101
OBX Trust
Series 2026-R2, Class A1, CMO, ARM, 5.364%, 3/25/63 (1) 300 296
OBX Trust
Series 2026-R2, Class A2, CMO, STEP, 5.613%, 3/25/63 (1) 108 106
RCO IX Mortgage
Series 2026-4, Class A2, CMO, STEP, 6.657%, 8/25/31 (1) 960 956
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 534 534
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.434%, 4/25/43  140 135
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 32 30
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 14 12
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 1 1
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1) 720 711

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.853%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%,
8.143%, 6/25/42 (1) 205 211
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%,
7.343%, 9/25/42 (1) 1,575 1,613
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 9/25/45 (1) 142 141
Structured Agency Credit Risk Debt Notes
Series 2026-DNA2, Class M1, CMO, ARM, SOFR30A + 1.20%,
4.843%, 3/25/46 (1) 1,009 1,009
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 5/25/46 (1) 302 301
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.937%, 12/25/64 (1) 263 263
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 4.985%, 7/25/65 (1) 115 113
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.64%, 10/25/64 (1) 1,206 1,182
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.838%, 6/25/65 (1) 520 518
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.838%, 6/25/65 (1) 258 255
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.132%, 1/25/66 (1) 538 527
Verus Securitization Trust
Series 2025-2, Class A1, CMO, STEP, 5.307%, 3/25/70 (1) 114 114
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, STEP, 5.953%, 2/25/70 (1) 605 603
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.774%, 1/20/46 (1) 359 339
39,839
Commercial Mortgage-Backed Securities  3.2%
ARES Commercial Mortgage Trust
Series 2026-RTL, Class B, ARM, 1M TSFR + 1.40%, 5.05%,
8/15/43 (1) 285 285
ARES Commercial Mortgage Trust
Series 2026-RTL, Class C, ARM, 1M TSFR + 1.55%, 5.20%,
8/15/43 (1) 545 546
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 769

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.913%,
11/15/34 (1) 365 5
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1) 265 262
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 5.304%,
8/15/38 (1) 779 695
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.282%,
12/15/39 (1) 429 430
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.281%,
5/15/41 (1) 497 498
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.48%,
5/15/41 (1) 595 596
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.039%,
6/15/35 (1) 225 225
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.739%,
12/15/44 (1) 555 553
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.339%,
5/15/43 (1) 130 130
BX Trust
Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%, 5.989%,
5/15/43 (1) 100 100
BX Trust
Series 2026-PNDA, Class B, ARM, 1M TSFR + 1.50%, 5.139%,
5/15/43 (1) 430 431
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 508
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 755 747
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.71%, 2/10/49  379 373
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.281%,
8/15/41 (1) 675 672
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 4.038%, 12/15/52  645 597
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.489%,
10/15/42 (1) 358 360

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 871
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.58%,
5/15/37 (1) 805 806
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.481%,
9/15/41 (1) 545 546
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 1,595 1,427
Manhattan West Mortgage Trust
Series 2026-2MW, Class B, ARM, 5.718%, 6/10/48 (1) 1,095 1,074
NYC Trust
Series 2026-9W57, Class B, ARM, 5.353%, 6/6/40 (1) 1,490 1,466
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 1,292 931
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A2, 4.40%, 1/12/60 (CAD) (1) 2,530 1,819
SCG Mortgage Trust
Series 2026-PALM, Class B, ARM, 1M TSFR + 1.50%, 5.139%,
7/15/43 (1) 100 100
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 220
18,042
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $59,035) 57,881
PREFERRED STOCKS  0.3%
Insurance  0.3%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (3)(4) 1 1,303
Navacord , Class A, Acquisition Date: 1/30/26, Cost $530 (CAD) (3)
(4)(8) 1 515
Total Preferred Stocks
(Cost $1,820) 1,818
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  23.8%
U.S. Government Agency Obligations  18.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  40 39
3.00%, 4/1/47 - 1/1/48  96 84
3.50%, 8/1/42 - 3/1/46  2,619 2,421
4.00%, 8/1/40 - 1/1/46  205 194

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 6/1/39 - 5/1/42  92 90
5.00%, 7/1/33 - 8/1/40  31 31
5.50%, 10/1/38 - 1/1/40  22 22
6.00%, 10/1/32 - 8/1/38  7 8
6.50%, 9/1/34 - 4/1/37  40 41
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 5.935%, 1/1/36  1 1
1Y CMT + 2.25%, 6.202%, 10/1/36  — —
1Y CMT + 2.347%, 6.111%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 6.101%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1 1
RFUCCT1Y + 1.849%, 6.384%, 3/1/36  1 1
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  — —
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  — —
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  2,467 243
2.00%, 2/25/51  1,589 196
2.50%, 7/25/50 - 3/25/51  8,538 1,282
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  2,820 2,283
2.50%, 3/1/42 - 1/1/52  4,464 3,703
3.00%, 5/1/31 - 11/1/51  2,067 1,815
3.50%, 5/1/33 - 3/1/48  1,133 1,044
4.00%, 12/1/49 - 6/1/52  1,482 1,365
4.50%, 5/1/50  64 61
5.00%, 12/1/41 - 2/1/56  4,797 4,654
5.50%, 8/1/53 - 9/1/55  5,373 5,347
6.00%, 2/1/53 - 8/1/55  3,925 3,988
6.50%, 8/1/55 - 9/1/55  852 881
Federal National Mortgage Assn.
2.50%, 1/1/61  361 285
3.00%, 2/1/44  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 5.935%, 7/1/35  — —
RFUCCT1Y + 1.612%, 6.095%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 6.03%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.20%, 11/1/37  1 1
RFUCCT1Y + 1.722%, 6.242%, 11/1/35  1 1

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  — —
RFUCCT1Y + 1.866%, 6.366%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 2.04%, 6.415%, 12/1/36  — —
Federal National Mortgage Assn., CMO, IO
2.00%, 11/25/50 - 5/25/51  9,327 1,166
6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37  697 616
2.00%, 9/1/36 - 3/1/52  17,931 14,422
2.50%, 5/1/30 - 9/1/52  5,373 4,551
3.00%, 1/1/27 - 3/1/52  1,979 1,796
3.50%, 4/1/31 - 7/1/50  1,947 1,768
4.00%, 11/1/37 - 11/1/52  3,211 3,012
4.50%, 7/1/39 - 10/1/52  3,739 3,565
5.00%, 7/1/33 - 2/1/54  2,762 2,699
5.50%, 12/1/33 - 11/1/55  5,003 4,981
6.00%, 11/1/32 - 10/1/55  4,769 4,865
6.50%, 7/1/32 - 8/1/55  2,579 2,667
7.00%, 7/1/29  — —
UMBS, TBA (14)
2.00%, 9/1/41 - 9/1/56  4,997 4,048
2.50%, 9/1/56  5,735 4,677
3.00%, 9/1/56  4,105 3,498
3.50%, 9/1/56  1,740 1,543
4.00%, 9/1/56  2,905 2,651
4.50%, 9/1/56  3,365 3,158
5.00%, 9/1/56  3,615 3,487
5.50%, 9/1/56  4,010 3,968
6.00%, 9/1/56  2,300 2,325
6.50%, 9/1/56  500 515
106,070
U.S. Government Obligations  5.4%
Government National Mortgage Assn.
2.00%, 8/20/51  1,044 838
2.50%, 8/20/50 - 9/20/51  1,511 1,264
3.00%, 5/20/46 - 3/20/50  2,564 2,257
3.50%, 9/15/41 - 2/20/48  2,680 2,439
4.00%, 2/20/41 - 9/20/52  2,161 1,992
4.50%, 11/20/39 - 4/20/53  1,972 1,875
5.00%, 4/20/35 - 4/20/53  1,755 1,725
5.50%, 10/20/32 - 3/20/49  354 358
6.00%, 9/20/52 - 11/20/52  509 518

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  20 17
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,665 422
2.50%, 6/20/51 - 11/20/51  7,259 1,017
3.50%, 3/20/43 - 5/20/43  135 13
4.00%, 2/20/43  15 2
Government National Mortgage Assn., TBA (14)
2.00%, 9/20/56  4,685 3,754
2.50%, 9/20/56  4,960 4,145
3.00%, 9/20/56  965 838
3.50%, 9/20/56  560 489
4.00%, 9/20/55  330 298
4.50%, 9/20/56  2,010 1,882
5.00%, 9/20/56  1,915 1,853
5.50%, 9/20/56  2,635 2,616
6.00%, 9/20/56  600 608
31,220
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $142,090) 137,290
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  18.7%
U.S. Treasury Obligations  18.7%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,388
U.S. Treasury Bonds, 1.375%, 11/15/40 (15) 2,215 1,391
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,010
U.S. Treasury Bonds, 2.00%, 8/15/51  12,420 6,736
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,190
U.S. Treasury Bonds, 2.375%, 2/15/42  3,715 2,624
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,349
U.S. Treasury Bonds, 3.00%, 8/15/52  780 527
U.S. Treasury Bonds, 3.25%, 5/15/42  1,275 1,017
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,004
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,638
U.S. Treasury Bonds, 3.75%, 11/15/43  1,685 1,408
U.S. Treasury Bonds, 3.875%, 2/15/43  960 823
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,371
U.S. Treasury Bonds, 4.00%, 11/15/52  1,740 1,423
U.S. Treasury Bonds, 4.125%, 8/15/44  6,050 5,280
U.S. Treasury Bonds, 4.125%, 8/15/53  4,675 3,901
U.S. Treasury Bonds, 4.25%, 2/15/54  6,870 5,852
U.S. Treasury Bonds, 4.25%, 8/15/54  4,600 3,918

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.375%, 5/15/41  175 163
U.S. Treasury Bonds, 4.375%, 8/15/43  1,450 1,318
U.S. Treasury Bonds, 4.625%, 11/15/44  5,605 5,214
U.S. Treasury Bonds, 4.625%, 5/15/54  3,765 3,414
U.S. Treasury Bonds, 4.625%, 11/15/55 (15) 1,630 1,478
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,154
U.S. Treasury Bonds, 4.75%, 2/15/45  405 382
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 6,713
U.S. Treasury Bonds, 5.00%, 5/15/45  3,680 3,580
U.S. Treasury Notes, 1.375%, 11/15/31 (15) 5,370 4,592
U.S. Treasury Notes, 1.875%, 2/15/32  580 506
U.S. Treasury Notes, 3.75%, 8/31/31  7,660 7,402
U.S. Treasury Notes, 4.125%, 7/31/31 (15) 2,650 2,606
U.S. Treasury Notes, 4.125%, 10/31/31  3,715 3,649
U.S. Treasury Notes, 4.25%, 11/15/34  1,600 1,553
U.S. Treasury Notes, 4.25%, 5/15/35  1,010 978
U.S. Treasury Notes, 4.25%, 8/15/35  2,830 2,735
U.S. Treasury Notes, 4.625%, 4/30/31 (15) 3,605 3,625
U.S. Treasury Notes, 4.625%, 2/15/35  1,655 1,647
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $120,311) 107,559
SHORT-TERM INVESTMENTS  1.9%
Commercial Paper  0.5%
4(2)  0.5%(16)
CRF Sequoia, 4.898%, 1/29/27  2,650 2,650
2,650
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 3.72% (17)(18) 8,153 8,153
8,153
Total Short-Term Investments
(Cost $10,803) 10,803

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (17)(18) 1,028 1,028
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,028
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.72% (17)(18) 2,368 2,368
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,368
Total Securities Lending Collateral
(Cost $3,396) 3,396
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive Fixed
2.50% Annually, Pay Variable
3.68% (SOFR) Annually,
1/8/27 @ 2.50%* (8) 2 319,000 14
Total Options Purchased (Cost $493) 14
Total Investments in Securities 107.1%
(Cost $638,673) $ 617,197
Other Assets Less Liabilities (7.1)% (40,926)
Net Assets 100.0% $ 576,271
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $215,907 and represents 37.5% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,887 and represents 1.4% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2026, were $211 and were valued at $212 (0.0%
of net assets).
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) All or a portion of this security is on loan at August 31, 2026.
(12) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $46,353 and represents 8.0% of net assets.
(15) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $2,650 and represents 0.5% of net assets.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(17) Seven-day yield
(18) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity

T. ROWE PRICE Total Return Fund

PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PRIME Prime rate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 319,000 (6)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Call, 9/18/26 @ $79.00 418 3,336 (33)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Put, 9/18/26 @ $79.00 303 2,418 (5)
Total Options Written (Premiums $(231)) $ (44)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 10 1 1 —
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 79,725 2,770 2,724 46
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 10 1 — 1
Total Bilateral Credit Default Swaps, Protection
Sold 2,725 47
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 615 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 763 3 3 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 204 5 5 —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.118% (SOFR
+ 0.48%) at Maturity, 11/9/26 223 5 6 (1)
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 201 5 5 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 283 — — —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 1,534 25 21 4
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 1,524 43 38 5
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 197 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 310 — 1 (1)
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 272 2 2 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 287 5 4 1
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.995% (SOFR + 0.35%) Monthly,
1/18/28 1,649 5 — 5
Total Bilateral Total Return Swaps 85 14
Total Bilateral Swaps 2,810 61
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S46, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/31 6,125 (545) (460) (85)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (85)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 15,225 355 317 38
Total Centrally Cleared Credit Default Swaps,
Protection Sold 38
Total Centrally Cleared Swaps (47)
Net payments (receipts) of variation margin to date 45
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $85.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/2/26 COP 1,961,713 USD 607 $ 2
Bank of America 9/2/26 TWD 17,100 USD 540 (1)
Bank of America 9/2/26 USD 1,205 CNH 8,112 (3)
Bank of America 9/2/26 USD 610 COP 1,961,714 2
Bank of America 9/2/26 USD 561 NOK 5,252 (1)
Bank of America 9/2/26 USD 527 TWD 17,100 (12)
Bank of America 10/2/26 NOK 5,252 USD 561 1
Bank of America 11/20/26 USD 1,516 EUR 1,310 (10)
BNP Paribas 9/2/26 BRL 981 USD 189 —
BNP Paribas 9/2/26 ILS 1,897 USD 637 (3)
BNP Paribas 9/2/26 USD 190 BRL 981 —
BNP Paribas 10/2/26 BRL 981 USD 188 —
BNP Paribas 10/2/26 USD 638 ILS 1,897 3
BNP Paribas 11/20/26 USD 1,931 EUR 1,670 (15)
Canadian Imperial Bank
of Commerce 9/2/26 CNH 7,978 USD 1,187 —
Canadian Imperial Bank
of Commerce 9/30/26 USD 1,190 CNH 7,978 (1)
Citibank 9/2/26 EGP 17,525 USD 344 —
Citibank 9/2/26 TWD 20,797 USD 653 3
Citibank 9/2/26 USD 343 EGP 17,525 (1)
Citibank 9/2/26 USD 657 TWD 20,797 2
Citibank 9/14/26 EGP 66,250 USD 1,293 1
Citibank 9/14/26 USD 1,306 EGP 66,250 11
Citibank 10/2/26 USD 654 TWD 20,797 (3)
Citibank 10/5/26 EGP 17,525 USD 339 —
Citibank 10/14/26 EGP 89,460 USD 1,759 (36)
Citibank 12/14/26 EGP 66,250 USD 1,261 (16)
Deutsche Bank 10/14/26 USD 1,440 EGP 78,050 (64)
Goldman Sachs 9/2/26 BRL 1,936 USD 378 (4)
Goldman Sachs 9/2/26 USD 374 BRL 1,936 —
HSBC Bank 9/2/26 THB 19,338 USD 591 (8)
HSBC Bank 10/2/26 USD 592 THB 19,338 8
HSBC Bank 11/20/26 USD 6,229 EUR 5,372 (31)
JPMorgan Chase 9/2/26 AUD 149 USD 105 2
JPMorgan Chase 9/2/26 BRL 29 USD 6 —
JPMorgan Chase 9/2/26 BRL 33 USD 6 —
JPMorgan Chase 9/2/26 CAD 19 USD 14 —
JPMorgan Chase 9/2/26 CAD 1,107 USD 799 —
JPMorgan Chase 9/2/26 CHF 105 USD 130 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 9/2/26 CLP 230,857 USD 247 $ —
JPMorgan Chase 9/2/26 CLP 230,857 USD 251 (4)
JPMorgan Chase 9/2/26 CNH 78 USD 12 —
JPMorgan Chase 9/2/26 CNH 56 USD 8 —
JPMorgan Chase 9/2/26 COP 169,222 USD 52 —
JPMorgan Chase 9/2/26 COP 99,934 USD 31 —
JPMorgan Chase 9/2/26 CZK 130 USD 6 —
JPMorgan Chase 9/2/26 CZK 5,616 USD 271 (1)
JPMorgan Chase 9/2/26 EGP 19,339 USD 370 10
JPMorgan Chase 9/2/26 EUR 516 USD 592 7
JPMorgan Chase 9/2/26 GBP 216 USD 289 4
JPMorgan Chase 9/2/26 HUF 29,944 USD 95 1
JPMorgan Chase 9/2/26 IDR 10,887,322 USD 613 2
JPMorgan Chase 9/2/26 ILS 40 USD 13 —
JPMorgan Chase 9/2/26 ILS 136 USD 46 —
JPMorgan Chase 9/2/26 INR 96,001 USD 1,003 6
JPMorgan Chase 9/2/26 JPY 14,793 USD 92 —
JPMorgan Chase 9/2/26 JPY 247 USD 2 —
JPMorgan Chase 9/2/26 KRW 739,719 USD 518 23
JPMorgan Chase 9/2/26 MXN 1,661 USD 96 1
JPMorgan Chase 9/2/26 MYR 2,978 USD 737 3
JPMorgan Chase 9/2/26 NOK 5,368 USD 563 12
JPMorgan Chase 9/2/26 NZD 201 USD 118 1
JPMorgan Chase 9/2/26 PEN 304 USD 89 1
JPMorgan Chase 9/2/26 PEN 304 USD 90 —
JPMorgan Chase 9/2/26 PHP 13,876 USD 225 (2)
JPMorgan Chase 9/2/26 PLN 5 USD 1 —
JPMorgan Chase 9/2/26 PLN 310 USD 83 —
JPMorgan Chase 9/2/26 SEK 3,935 USD 413 (2)
JPMorgan Chase 9/2/26 SGD 21 USD 16 —
JPMorgan Chase 9/2/26 SGD 11 USD 9 —
JPMorgan Chase 9/2/26 THB 267 USD 8 —
JPMorgan Chase 9/2/26 TRY 29,760 USD 611 4
JPMorgan Chase 9/2/26 TWD 482 USD 15 —
JPMorgan Chase 9/2/26 TWD 4,179 USD 132 —
JPMorgan Chase 9/2/26 USD 105 AUD 147 —
JPMorgan Chase 9/2/26 USD 1 AUD 2 —
JPMorgan Chase 9/2/26 USD 12 BRL 62 —
JPMorgan Chase 9/2/26 USD 804 CAD 1,126 (9)
JPMorgan Chase 9/2/26 USD 76 CHF 61 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 9/2/26 USD 54 CHF 44 $ —
JPMorgan Chase 9/2/26 USD 492 CLP 461,715 (3)
JPMorgan Chase 9/2/26 USD 84 COP 269,156 1
JPMorgan Chase 9/2/26 USD 273 CZK 5,746 (3)
JPMorgan Chase 9/2/26 USD 9 EGP 461 —
JPMorgan Chase 9/2/26 USD 371 EGP 18,878 —
JPMorgan Chase 9/2/26 USD 545 EUR 468 2
JPMorgan Chase 9/2/26 USD 56 EUR 48 —
JPMorgan Chase 9/2/26 USD 286 GBP 211 1
JPMorgan Chase 9/2/26 USD 8 GBP 6 —
JPMorgan Chase 9/2/26 USD 94 HUF 29,443 1
JPMorgan Chase 9/2/26 USD 2 HUF 501 —
JPMorgan Chase 9/2/26 USD 607 IDR 10,887,322 (8)
JPMorgan Chase 9/2/26 USD 679 ILS 2,073 (14)
JPMorgan Chase 9/2/26 USD 4 INR 392 —
JPMorgan Chase 9/2/26 USD 1,000 INR 95,609 (4)
JPMorgan Chase 9/2/26 USD 94 JPY 15,040 —
JPMorgan Chase 9/2/26 USD 539 KRW 739,719 (2)
JPMorgan Chase 9/2/26 USD 97 MXN 1,642 —
JPMorgan Chase 9/2/26 USD 1 MXN 19 —
JPMorgan Chase 9/2/26 USD 730 MYR 2,978 (10)
JPMorgan Chase 9/2/26 USD 10 NOK 92 —
JPMorgan Chase 9/2/26 USD 3 NOK 24 —
JPMorgan Chase 9/2/26 USD 73 NZD 123 —
JPMorgan Chase 9/2/26 USD 46 NZD 78 —
JPMorgan Chase 9/2/26 USD 180 PEN 603 1
JPMorgan Chase 9/2/26 USD 1 PEN 5 —
JPMorgan Chase 9/2/26 USD 225 PHP 13,876 3
JPMorgan Chase 9/2/26 USD 84 PLN 315 (1)
JPMorgan Chase 9/2/26 USD 414 SEK 3,935 3
JPMorgan Chase 9/2/26 USD 582 THB 19,605 (9)
JPMorgan Chase 9/2/26 USD 607 TRY 29,336 —
JPMorgan Chase 9/2/26 USD 9 TRY 424 —
JPMorgan Chase 9/2/26 USD 15 TWD 482 —
JPMorgan Chase 9/2/26 USD 130 TWD 4,179 (2)
JPMorgan Chase 9/2/26 USD 17 ZAR 264 —
JPMorgan Chase 9/2/26 USD 1 ZAR 19 —
JPMorgan Chase 9/2/26 ZAR 283 USD 17 —
JPMorgan Chase 10/2/26 AUD 147 USD 105 —
JPMorgan Chase 10/2/26 EUR 451 USD 526 (2)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/2/26 GBP 208 USD 283 $ (1)
JPMorgan Chase 10/2/26 HUF 29,100 USD 93 (1)
JPMorgan Chase 10/2/26 IDR 33,532 USD 2 —
JPMorgan Chase 10/2/26 JPY 12,665 USD 80 —
JPMorgan Chase 10/2/26 KRW 80,919 USD 58 1
JPMorgan Chase 10/2/26 MXN 1,642 USD 96 —
JPMorgan Chase 10/2/26 MYR 30 USD 7 —
JPMorgan Chase 10/2/26 NZD 120 USD 72 (1)
JPMorgan Chase 10/2/26 PEN 293 USD 88 (1)
JPMorgan Chase 10/2/26 PHP 13,694 USD 222 (3)
JPMorgan Chase 10/2/26 SEK 3,604 USD 379 (2)
JPMorgan Chase 10/2/26 THB 266 USD 8 —
JPMorgan Chase 10/2/26 TWD 51 USD 2 —
JPMorgan Chase 10/2/26 USD 8 BRL 42 —
JPMorgan Chase 10/2/26 USD 795 CAD 1,100 —
JPMorgan Chase 10/2/26 USD 42 CHF 34 —
JPMorgan Chase 10/2/26 USD 242 CLP 222,569 4
JPMorgan Chase 10/2/26 USD 267 CZK 5,530 1
JPMorgan Chase 10/2/26 USD 200 IDR 3,559,977 —
JPMorgan Chase 10/2/26 USD 198 KRW 273,813 (3)
JPMorgan Chase 10/2/26 USD 732 MYR 2,955 (3)
JPMorgan Chase 10/2/26 USD 81 PLN 303 —
JPMorgan Chase 10/2/26 ZAR 264 USD 17 —
JPMorgan Chase 10/5/26 EGP 281 USD 6 —
JPMorgan Chase 10/5/26 INR 46,952 USD 489 3
JPMorgan Chase 10/5/26 TRY 29,336 USD 592 —
JPMorgan Chase 10/23/26 USD 514 CAD 717 (5)
JPMorgan Chase 11/20/26 EUR 913 USD 1,067 (3)
JPMorgan Chase 11/20/26 USD 140 EUR 120 —
Morgan Stanley 11/20/26 USD 1,074 EUR 928 (7)
RBC Dominion
Securities 9/11/26 USD 474 COP 1,720,456 (58)
RBC Dominion
Securities 10/23/26 USD 1,897 CAD 2,651 (20)
Standard Chartered 9/2/26 BRL 16,641 USD 3,255 (45)
Standard Chartered 9/2/26 KRW 739,719 USD 539 2
Standard Chartered 9/2/26 USD 3,212 BRL 16,641 1
Standard Chartered 9/2/26 USD 505 KRW 739,719 (36)
State Street 9/2/26 COP 2,120,746 USD 660 (2)
State Street 9/2/26 USD 681 COP 2,120,746 23

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/2/26 COP 2,120,746 USD 677 $ (23)
Toronto-Dominion Bank 10/23/26 USD 1,898 CAD 2,651 (19)
UBS Investment Bank 9/2/26 BRL 975 USD 190 (2)
UBS Investment Bank 9/2/26 USD 188 BRL 975 —
Wells Fargo 9/2/26 BRL 18,589 USD 3,588 (2)
Wells Fargo 9/2/26 SGD 1,187 USD 934 —
Wells Fargo 9/2/26 USD 3,606 BRL 18,589 20
Wells Fargo 9/2/26 USD 951 SGD 1,219 (8)
Wells Fargo 9/11/26 COP 3,440,913 USD 909 156
Wells Fargo 9/11/26 USD 458 COP 1,720,456 (74)
Wells Fargo 10/2/26 BRL 1,948 USD 375 (2)
Wells Fargo 10/2/26 USD 936 SGD 1,187 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (273)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 Euro BOBL contracts 9/26 (8,686) $ 83
Short, 3 Euro BTP contracts 9/26 (401) 6
Short, 18 Euro BUND contracts 9/26 (2,577) 57
Long, 1 Euro BUXL thirty year bond contracts 9/26 120 (9)
Long, 3 Euro OAT contracts 9/26 403 (11)
Short, 20 Euro SCHATZ contracts 9/26 (2,446) 8
Long, 31 Mini ten year JGB contracts 9/26 2,444 (24)
Long, 17 S&P 500 Micro E-Mini Index contracts 9/26 654 3
Short, 14 Government of Canada ten year bond
contracts 12/26 (1,184) 6
Short, 2 Long Gilt ten year contracts 12/26 (233) —
Long, 79 U.S. Treasury Notes five year contracts 12/26 8,351 (2)
Long, 100 U.S. Treasury Notes ten year contracts 12/26 10,766 (15)
Long, 248 U.S. Treasury Notes two year contracts 12/26 50,898 (166)
Net payments (receipts) of variation margin to date 71
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 78
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 78+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 5,364  ¤  ¤ $ 8,153
T. Rowe Price Treasury
Reserve Fund, 3.72% 2,334  ¤  ¤ 3,396
Total $ 11,549^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $78 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,549.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Total Return Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Total Return Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 273,856 $ — $ 273,856
Asset-Backed Securities — 92,904 1,164 94,068
Bank Loans — 30,735 3,219 33,954
Common Stocks 2 — — 2
Convertible Preferred Stocks 1,406 — 1,044 2,450
Corporate Bonds — 136,365 2,590 138,955
Non-U.S. Government
Mortgage-Backed Securities — 57,615 266 57,881
Preferred Stocks — — 1,818 1,818
Short-Term Investments 8,153 2,650 — 10,803
Securities Lending Collateral 3,396 — — 3,396
Options Purchased — 14 — 14
Total Securities 12,957 594,139 10,101 617,197
Swaps* — 2,909 — 2,909
Forward Currency Exchange
Contracts — 333 — 333
Futures Contracts* 163 — — 163
Total $ 13,120 $ 597,381 $ 10,101 $ 620,602
Liabilities
Options Written — 44 — 44
Swaps* — 85 — 85
Forward Currency Exchange
Contracts — 606 — 606
Futures Contracts* 227 — — 227
Total $ 227 $ 735 $ — $ 962
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Total Return Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2026, totaled $(8,000) for the period ended August 31, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
8/31/26
Investment in
Securities
Asset-Backed
Securities $ 1,102 $ (6) $ 90 $ (22) $ — $ 1,164
Bank Loans 1,046 (13) 164 (334) 2,356 3,219
Convertible
Preferred Stocks 1,018 26 — — — 1,044
Corporate Bonds 2,977 — 3 (390) — 2,590
Non-U.S.
Government
Mortgage-
Backed
Securities 275 — — (9) — 266
Preferred Stocks 1,821 (3) — — — 1,818
Total $ 8,239 $ 4 $ 257 $ (755) $ 2,356 $ 10,101

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F228-054Q1 08/26